Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Beginning with fiscal 2025, our CHC Committee determined to grant annual long-term incentive awards in early June of each year, shortly following our public announcement of our financial results for the prior completed fiscal year and publication of our outlook for the current fiscal year to align with market practice.